Other assets and prepayments	12 Months Ended
Dec. 31, 2021
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Other assets and prepayments
19. Other assets and prepayments
Other assets and prepayments are comprised of the following items:

Other assets and prepayments	December 31,

in €‘000	2020	2021
Prepaid expenses	11,396	20,111
Other financial assets	2,093	4,684
Taxes and fees	568	1,580
Other	961	4,786

Total	15,018	31,161